Significant Accounting Policies - Schedule of Third-Party Application Stores and Other Payment Channels Accounting Receivables (Detail) - Accounts Receivable [Member] - Credit Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%		21.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	13.00%
Third-party Payment Channel C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%